Fair Value of Financial Instruments - Fair Value of Commodity Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Derivative assets (liabilities)
Net commodity derivative (liability) asset	$ (5,250)	$ 10,976
Prepaid expenses and other current assets
Derivative assets (liabilities)
Net commodity derivative (liability) asset	48,800
Accrued expenses and other payables
Derivative assets (liabilities)
Net commodity derivative (liability) asset	48,200
Commodity contracts
Assets:
Derivative assets	53,845	41,319
Netting of counterparty contracts, assets	(2,922)	(1,508)
Net cash collateral (held) provided	(1,762)	(1,035)
Commodity derivatives	49,161	38,776
Liabilities:
Derivative liabilities	(74,596)	(48,912)
Netting of counterparty contracts, liabilities	2,922	1,508
Net cash collateral (held) provided	17,263	19,604
Commodity derivatives	(54,411)	(27,800)
Derivative assets (liabilities)
Net commodity derivative (liability) asset	(5,250)	10,976
Commodity contracts | Prepaid expenses and other current assets
Derivative assets (liabilities)
Net commodity derivative (liability) asset	49,161	38,711
Commodity contracts | Other noncurrent assets
Derivative assets (liabilities)
Net commodity derivative (liability) asset	0	65
Commodity contracts | Accrued expenses and other payables
Derivative assets (liabilities)
Net commodity derivative (liability) asset	(51,039)	(27,622)
Commodity contracts | Other noncurrent liabilities
Derivative assets (liabilities)
Net commodity derivative (liability) asset	(3,372)	(178)
Level 1 | Commodity contracts
Assets:
Derivative assets	5,093	2,590
Liabilities:
Derivative liabilities	(20,186)	(21,113)
Level 2 | Commodity contracts
Assets:
Derivative assets	48,752	38,729
Liabilities:
Derivative liabilities	$ (54,410)	$ (27,799)